Global Sunrise, Inc.

1628 Second Avenue,

Apt. 2C,

New York, NY  10028

September 22, 2006

Via EDGAR

Securities and Exchange Commission

Division of Corporation Finance

Washington, DC 20549

Re:

Global Sunrise, Inc.

Registration Statement on Form SB-2

Filed September 1, 2006

File No. 333-137076

Ladies and Gentlemen:

Global Sunrise, Inc. (the "Company"), hereby files this correspondence and responds to your comments in your letter dated September 13, 2006.

1.

As all of Global Sunrise's outstanding securities are being registered for resale, the proposed offering appears to be an offering "by or on behalf" of the registrant. Because Global Sunrise is unable to conduct an "at the market" offering under Rule 415, please revise the terms of the offering to indicate that the securities will be offered and sold at a fixed price, which is disclosed in your prospectus, for the duration of the offering. Also, please disclose that the selling shareholders are acting as underwriters for the registrant when reselling the securities.

We have revised the disclosure to reflect this comment.

2.

Please amend your registration statement to include the signature of your principal accounting officer.

We have revised the disclosure to reflect this comment.

The Company hereby acknowledges that:

•

the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•

staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from talking any action with respect to the fling; and

•

the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours truly,

/s/ Brant J. Hodyno

Brant J. Hodyno

President